WWW

                                    INTERNET

                                      FUND









                            WWW Trust Annual Report
                                 June 30, 2000

WATCHING THE MARKETS

WEIGHING THE OPPORTUNITIES

WORKING FOR YOU

August 22, 2000


FELLOW SHAREHOLDERS:

The WWW Trust completed its fourth consecutive year of operations on June 30, 2000 with outstanding results. The WWW Internet Fund (WWIFX) achieved a return of 63.56% for the fiscal year despite the severe market correction that occurred in April. Since inception on August 1, 1996, shareholders have earned an impressive 46.87% average annual return.

Among the factors contributing to the Fund's performance was the remarkably strong US economy. During the year US Gross Domestic Product peaked to record levels due to high productivity and near zero inflation. The Federal Reserve raised interest rates for a sixth consecutive time ostensibly as a pre-emptive strike against inflation, but almost certainly to stay ahead of promised Japanese rate hikes that would end their eighteen month zero interest rate policy and threaten to push up US Treasury yields. The result of this aggressive rate hike was a severe and broad market correction, and prolonged uncertainty among investors.

Given the exceptionally high performance of the Internet sector during 1999, we anticipated a correction and began selling profitable securities in the fourth quarter of 1999 and early in the first quarter of 2000. We repositioned our portfolio in sub-sectors of the Internet economy that we identified as offering the best prospects for sustained growth in the year ahead. These actions contributed to the Fund's 63.56% return for the year ended June 30, 2000.

WWW Internet Fund defines the Internet as an "emerging global, communication, information and distribution system". We believe the greatest profits presently exist in the expansion of the Internet's infrastructure to deliver high speed, broadband access; the development of industry standard protocols; and the increase of online security. Therefore, we have steered away from the consumer oriented Internet startups, and our holdings are weighted in the Business-To-Business (B2B) sector. Recent market rebounds indicate that this sector is leading the recovery of Internet stocks.

Our management discipline and investment strategy remains focused on capturing the growth of the emerging Internet Industry. We are pleased to have rewarded shareholders with superior returns to date. We will continue watching the markets, weighing the opportunities, and working for you.

Sincerely,



/s/ Lawrence York
Lawrence York
Chairman

PERFORMANCE GRAPH
-----------------


                 MONTH            WWW INTERNET FUND      S & P 500 INDEX
                 -----            -----------------      ---------------
                Aug-96              10110.00              10188.14
                Sep-96              11110.00              10740.06
                Oct-96              10700.00              11020.70
                Nov-96              11740.00              11829.36
                Dec-96              11298.87              11574.97
                Jan-97              11859.23              12284.71
                Feb-97              10473.61              12357.53
                Mar-97               9607.61              11830.92
                Apr-97               9821.56              12521.92
                May-97              11421.13              13255.41
                Jun-97              11196.99              13831.39
                Jul-97              12735.43              14911.95
                Aug-97              12735.43              14055.32
                Sep-97              12969.76              14802.41
                Oct-97              12154.69              14292.05
                Nov-97              12093.56              14929.29
                Dec-97              11347.52              15164.15
                Jan-98              11869.25              15318.07
                Feb-98              12936.41              16397.22
                Mar-98              13268.42              17216.19
                Apr-98              13517.43              17372.45
                May-98              12509.55              17045.39
                Jun-98              12983.84              17717.63
                Jul-98              13019.42              17529.49
                Aug-98               9983.92              14982.56
                Sep-98              11288.24              15917.02
                Oct-98              11999.68              17183.53
                Nov-98              15414.61              18208.14
                Dec-98              19356.15              19230.27
                Jan-99              26711.98              20011.09
                Feb-99              24146.56              19374.64
                Mar-99              26116.22              20124.38
                Apr-99              28766.74              20879.60
                May-99              25386.71              20371.90
                Jun-99              27526.59              21470.90
                Jul-99              25714.99              20781.14
                Aug-99              27222.63              20660.13
                Sep-99              28815.38              20068.04
                Oct-99              35101.26              21311.79
                Nov-99              43162.18              21730.37
                Dec-99              51654.32              22980.87
                Jan-00              49082.06              21805.45
                Feb-00              62152.56              21378.06
                Mar-00              54571.18              23439.50
                Apr-00              42189.90              22712.88
                May-00              36048.49              22230.08
                Jun-00              45082.01              22745.95


WWW TRUST
WWW INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000

ASSETS
Investments in securities, at value (cost $85,506,306)            $ 102,837,073
Receivable for fund shares sold                                          39,468
Receivable for securities sold                                        5,242,637
Dividends and interest receivable                                        17,472
Prepaid expenses and other assets                                        16,374
                                                                  -------------

Total assets                                                        108,153,024

LIABILITIES
Payable to custodian bank                                             4,671,176
Payables for fund shares redeemed                                        74,420
Payables for securities purchased                                       964,650
Accrued fees payable to investment advisor                               87,477
Other accrued expenses                                                  129,687
                                                                  -------------

Total liabilities                                                     5,927,410
                                                                  -------------

NET ASSETS                                                        $ 102,225,614
                                                                  =============

NET ASSETS CONSIST OF
Capital shares                                                    $  78,393,580
Accumulated net investment loss                                      (1,897,184)
Accumulated net realized gains from investment transactions           8,398,451
Net unrealized appreciation on investments                           17,330,767
                                                                  -------------

NET ASSETS                                                        $ 102,225,614
                                                                  =============

Net asset value, offering price and redemption price per share    $       36.63
                                                                  =============

Fund shares outstanding                                               2,790,716
                                                                  =============




                See accompanying notes to financial statements.


WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2000

COMMON STOCKS:  100.06%

                                                       SHARES            VALUE
                                                       ------            -----
Application/CRM & XML - Software:  7.10%
Art Technology Group*                                43,000           $4,340,312
Bluestone Software*                                   8,000              205,500
E. Piphany Inc.*                                      5,000              535,938
Microsoft Corp.*                                     16,000            1,280,000
Prime Response Inc.*                                 50,000              343,750
Quest Software Inc.*                                 10,000              553,750
                                                                       ---------
                                                                       7,259,250

Broadcast & Information Resources:  3.20%
ACTV Inc.*                                           30,000              448,125
Charter Communications Corp.*                        52,000              854,750
Gemstar International Group*                         32,000            1,966,500
                                                                       ---------
                                                                       3,269,375

Communication & Networking Equipment:  12.74%
3Com Corp.*                                          10,000              576,250
Accelerated Networks Inc.*                           11,000              464,062
Advanced Fibre Communications*                       15,000              679,687
Airnet Communications Corp.*                         30,000              783,750
Efficient Networks Inc.*                             10,000              735,625
Extreme Networks Inc.*                               20,000            2,110,000
Nortel Networks Corp.                                25,000            1,706,250
Redback Networks Inc.*                               30,000            5,373,750
Virata Corp.*                                        10,000              596,250
                                                                      ----------
                                                                      13,025,624

eCommerce/eBusiness Software:  11.26%
Ariba, Inc.*                                         30,000            2,941,406
BEA Systems Inc.*                                    15,000              741,562
BroadVision Inc.*                                    50,000            2,540,625
Commerce One, Inc.*                                  25,000            1,134,766
Free Markets Inc.*                                   11,000              521,813
12 Technologies Inc.*                                15,000            1,563,984
Owens Direct LLC(1)                                     750               75,000
Tibco Software Inc.*                                  6,500              697,023
Vignette Corp.*                                      25,000            1,300,391
                                                                      ----------
                                                                      11,516,570


                See accompanying notes to financial statements.




WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2000

                                                     SHARES              VALUE
                                                     ------              -----
Electronic Measuring Software & Equipment:   3.53%
Agilent Technologies Inc.*                           42,000           $3,097,500
Applied Digital Solutions Inc.*                      150,060             506,452
                                                                      ----------
                                                                       3,603,952

Fibre Optic Components & Sub Systems:  10.08%
Bookham Technology*                                  20,000            1,185,000
Corning Inc.                                         20,000            5,397,500
Ditech Communication Corp.*                           7,000              661,937
Finisar Corp.*                                       92,000            2,409,250
Standford Microdevices Inc.*                         15,000              651,562
                                                                      ----------
                                                                      10,305,249

Financial Services/Banking & Brokerages:  3.46%
Chase Manhattan Corp.                                21,000              967,313
Checkfree Holdings Corp.*                             3,000              154,688
Intuit Inc.*                                         45,000            1,861,875
Wit Soundview Group Inc.*                            51,500              552,820
                                                                      ----------
                                                                       3,536,696

Firewall & Internet Security:  10.76%
Check Point Software Technologies Ltd.*              15,000            3,176,250
Entrust Technologies Inc.*                           60,000            4,965,000
ISS Group Inc.*                                      29,000            2,863,297
                                                                      ----------
                                                                      11,004,547
Internet Content & Hosting Providers:   9.03%
Akamai Technologies*                                  2,800              332,456
America Online Inc.*                                 20,000            1,055,000
Digital Island Inc.*                                 20,500              996,813
Exodus Communications Inc.*                          40,000            1,842,500
F5 Networks*                                         11,000              600,188
Hongkong.Com Corp.*                                 250,000               33,034
iHigh.com Inc.*(1)                                    3,280            1,000,400
Infospace.com Inc.*                                  30,000            1,657,500
Pacific Century*                                    400,000              788,000
VerticalNet Inc.*                                    25,000              923,438
                                                                      ----------
                                                                       9,229,329


                See accompanying notes to financial statements.



WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2000

                                                     SHARES              VALUE
                                                     ------              -----
Network Printers:   0.53%
Lexmark International Group*                          8,000           $  538,000

Venture Capital:  2.05%
Internet Capital Group Inc.*                         14,000              518,219
London Pacific Group Ltd, ADR                        92,000            1,196,000
Safeguard Scientific Inc.*                           12,000              384,750
                                                                      ----------
                                                                       2,098,969
Semiconductors:  12.68%
Applied Micro Circuits Corp.*                         5,000              493,750
Celeritek Inc.*                                      14,000              571,375
Intersil Holding Corp.*                              70,000            3,784,375
Motorola Inc.                                        33,000              959,063
Numerical Technologies Inc.*                         11,000              534,875
PLX Technology Inc.*                                 51,000            2,116,500
PMC_Sierra Inc.*                                     11,000            1,954,562
Triquint Semiconductor Inc.*                          8,000              765,500
Texas Instruments Inc.                               26,000            1,785,875
                                                                      ----------
                                                                      12,965,875
Storage Area Networks:  3.64%
Brocade Communications System*                       10,000            1,834,844
Crossroads Systems Inc.*                             30,000              757,500
Veritas Software*                                    10,000            1,130,156
                                                                      ----------
                                                                       3,722,500
Internet Training:  0.02%
Prosoft Training.com*                                   931               15,652

Pipelines:  1.26%
Enron Corp.                                          20,000            1,290,000




                See accompanying notes to financial statements.



WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2000

                                                     SHARES              VALUE
                                                     ------              -----
Voice/Telco & Wireless Services:  8.72%
360Networks Inc.*                                    35,000           $  533,750
Ericsson Telecommunication ADR                       72,000            1,440,000
Internap Network Services*                           25,000            1,037,891
Nokia Oyji-Spons ADR                                 56,000            2,796,500
Nextel Communication Inc.*                           12,000              734,250
Research in Motion*                                  12,000              543,000
Sonera Corp.                                         39,000            1,794,000
USA Talks.com Inc.*(1)                              320,000               30,000
                                                                      ----------
                                                                       8,909,391
                                                                      ----------

               TOTAL COMMON STOCK (COST:  $84,817,240)               102,290,979

PREFERRED STOCKS:  0.51%

Ntown Inc.*(1) (Cost $525,000)                      275,000              525,000

LONG OPTIONS:  0.02%

Microsoft & Inc.call January 2001 at 120 (Cost $164,066)150               21,094
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES      100.59%                         102,837,073
 (Cost $85,506,306)

Liabilities in Excess of Other Assets  0.59%                            (611,459)
                                                                      ----------

NET ASSETS  100%                                                   $ 102,225,614
                                                                   =============


*    Non-dividend paying securities.
(1)  Restricted/illiquid securities.






                See accompanying notes to financial statements.


WWW TRUST
WWW INTERNET FUND
STATEMENT OF OPERATIONS
Year Ended June 30, 2000


INVESTMENT INCOME

Dividends                                                          $    110,049
Interest                                                                190,506
                                                                   ------------

Total Investment Income                                                 300,555

EXPENSES

Investment advisory fees                                              1,184,737
Administration fees                                                     145,000
Custodian fees                                                           17,000
Professional fees                                                        43,500
Distribution fees                                                       393,780
Registration fees                                                        51,000
Trustee fees                                                             14,000
Service fees                                                             89,932
Printing and other                                                       43,350
                                                                   ------------

        Total expenses                                                1,982,299

        Less expense reimbursement                                      (17,367)
                                                                   ------------

Net expenses                                                          1,964,932
                                                                   ------------

NET INVESTMENT LOSS                                                  (1,664,377)

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS

Net realized gain from investment transactions                        9,115,285
Net change in unrealized appreciation of investments                 11,330,526
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                                     20,445,811
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 18,781,434
                                                                   ============




                See accompanying notes to financial statements.



WWW TRUST
WWW INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
Years ended June 30, 2000 and 1999

                                                                 2000            1999
                                                                 ----            ----
OPERATIONS
  Net investment loss                                     $  (1,664,377)   $   (232,807)

  Net realized gain from investment transactions              9,115,285          29,950

  Net change in unrealized appreciation of  investments      11,330,526       5,941,215
                                                          -------------    ------------

  Net increase in net assets from operations                 18,781,434       5,738,358

DISTRIBUTIONS TO SHAREHOLDERS

  from net capital gains on investments                        (745,301)       (112,653)

CAPITAL SHARE TRANSACTIONS

  Net increase from capital share transactions               50,871,194      25,064,257
                                                          -------------    ------------

NET INCREASE IN NET ASSETS                                   68,907,327      30,689,962

NET ASSETS

Beginning of year                                            33,318,287       2,628,325
                                                          -------------    ------------

End of year                                               $ 102,225,614    $ 33,318,287
                                                          =============    ============

UNDISTRIBUTED NET INVESTMENT LOSS
AT END OF YEAR                                            $  (1,897,184)   $   (232,807)
                                                          =============    ============





                See accompanying notes to financial statements.

WWW TRUST
WWW INTERNET FUND
FINANCIAL HIGHLIGHTS
(For a fund share outstanding throughout the years ended June 30, 2000, 1999 and 1998 and for the period from inception (August 1, 1996) through June 30, 1997)





                                                           2000            1999       1998           1997
                                                           ----            ----       ----           ----

Net asset value, beginning of period             $        22.64  $       10.95  $      10.99  $      10.00

Income from investment operations
  Net investment loss                                     (0.52)         (0.37)        (0.21)        (0.16)
  Net realized and unrealized gain on
    investments                                           14.91          12.39          1.70          1.36
                                                    -----------     ----------     ---------     ---------

Total from investment operations                          14.39          12.02          1.49          1.20
                                                    -----------     ----------     ---------     ---------

Less distributions from realized gains from
  security transactions                                   (0.40)         (0.33)        (1.53)        (0.21)
                                                    -----------     ----------     ---------     ---------

Net asset value, end of period                   $        36.63  $       22.64  $      10.95  $      10.99
                                                    -----------     ----------     ---------     ---------

Total return**                                            63.56%        112.01%        15.96%        13.08%
                                                    ===========     ==========     =========     =========

Ratios/supplemental data
Net assets end of period (in thousands)          $      102,226     $   33,318     $   2,628     $   1,472
Ratio of expenses to average net assets before
  expense reimbursement                                    2.51%          3.65%         5.10%         7.23%*
Ratio of expenses to average net assets after
  expense reimbursement                                    2.49%          2.50%         2.50%         2.50%*
Ratio of net investment (loss) to average net
  asset                                                   (2.13%)        (3.07%)       (4.47%)       (1.62%)*
Ratio of net investment (loss) to average net
  assets net of reimbursement                             (2.11%)        (1.90%)       (1.89%)       (0.62%)*

Portfolio turnover rate                                  229.28%         48.03%        70.52%       109.52%



*  Annualized
** Based on net asset value per share




                 See accompanying notes to financial statements

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

    The WWW Trust (comprising the WWW Internet Fund) (the "Fund") was organized as an Ohio business trust, on April 23, 1996, and commenced operations on August 1, 1996. TheTrust is registered under the Investment Company Act of 1940 (1940 Act), asamended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

    SECURITIES VALUATIONS - Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

    FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

    DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

    SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of the Fund's investments and other assets, less liabilities, by the total number of shares outstanding. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS



    INVESTMENTS - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.  INVESTMENT ADVISORY AGREEMENT

    The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

    Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

    All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent it is specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS

2.  INVESTMENT ADVISORY AGREEMENT (continued)

    The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year exceed 2.50% of average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes. For the year ended June 30, 2000, the Manager has reimbursed all expenses in excess of 2.49%.

3.  DISTRIBUTION AGREEMENT

    Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts that may be received by them from the Manager under the Plan. For the year ended June 30, 2000, the amount paid or accrued for such expenses was $393,780.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS


4.  CAPITAL SHARE TRANSACTIONS

    As of June 30, 2000 there was an unlimited number of $.001 par value shares of capital shares authorized for the Fund. Capital share transactions for 2000 and 1999 were as follows:


                                     2000                        1999
                                     ----                        ----
                              SHARES      AMOUNT         SHARES      AMOUNT
                              ------      ------         ------      ------

Shares Sold                 2,760,813   104,000,465      1,920,436  38,668,211
Shares Issued by
  Reinvestment of Dividends    21,577       709,683          7,579      98,532
Shares Redeemed
  (Net of Redemption Fees) (1,463,204) (53,838,954)       (696,500)(13,702,486)
                           ----------  -----------        -------- -----------

Net increase                1,319,186   50,871,194       1,231,515  25,064,257
                            =========   ==========       =========  ==========



5.  INVESTMENTS

    For the year ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $224,061,871 and $172,861,639 respectively. The gross unrealized appreciation for all securities totaled $25,752,401 and the gross unrealized depreciation for all securities totaled $8,421,634 for a net unrealized appreciation of $17,330,767. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $85,506,306.

6.  RELATED PARTY TRANSACTIONS

    Certain owners of WWW Advisors, Inc. are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

7.  DISTRIBUTIONS

    For the year ended June 30, 2000, Distributions of $0.16 aggregating $299,451 and $0.24 aggregating $445,850 were made from Short Term Capital Gains and Long Term Capital Gains respectively.

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS




8.  RESTRICTED AND OTHER ILLIQUID SECURITIES

    Investments in restricted securities and investments where market quotations are not available, are valued at fair value as determined in good faith by the Board of Trustees, or a committee composed of members of the Board of Trustees of the Fund.

    The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets. During 1999, the Board of Trustees further limited such investments to 5% of the value of the Fund's net assets.

    Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Trustees based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

    The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.






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INDEPENDENT AUDITORS REPORT

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES
WWW TRUST

We have audited the accompanying statement of assets and liabilities of the WWW Trust, an Ohio business trust, (comprising the WWW Internet Fund) including the schedule of investments in securities, as of June 30, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from inception (August 1, 1996) through June 30, 1997 were audited by other auditors whose report dated July 22, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WWW Trust as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



Berge & Company LTD
Cincinnati, Ohio
August 7, 2000





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                                   WWW Trust
                               WWW INTERNET FUND

                               Investment Manager
                               WWW Advisors, Inc.
                                 Lexington, KY

                       Fund Accountant and Transfer Agent
                          American Data Services, Inc.
                                 Hauppauge, NY

                                 Fund Custodian
                               FirStar Bank, N.A.
                                 Cincinnati, OH

                       Literature Requests, New Accounts
                 Securities Dealers and Financial Institutions
                                 (888) 263-2204

                     Existing Accounts and Redemptions Only
                                 (888) 999-8331

                              www.internetfund.com